Financial Risks - Disclosure of Foreign Exchange Rates (Detail) - Carrying value [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	€ 18,910	€ 20,253
AA [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	9,025	10,193
A [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	9,430	9,713
Below A [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	34	40
Not rated [member]
Disclosure of detailed information about credit rating [line items]
Rated credit exposures	€ 421	€ 307